Segmented information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segmented information
15.	Segmented information

The Company’s operations comprise one reportable segment being the exploration and development of uranium resource properties. The Company operates in the United States and Canada. Non-current assets segmented by geographic area are as follows:

	December 31, 2012
	United States	Canada	Total
	$	$	$

Restricted Cash	2,047,816	-	2,047,816
Mineral properties	32,873,978	523,667	33,397,645
Construction in progress	#REF!		#REF!
Capital assets	16,570,396	-	16,570,396
Investments	2,623,553	-	2,623,553
Deposits	1,326,208	-	1,326,208

	#REF!	523,667	#REF!

	December 31, 2011
	United States	Canada	Total
	$	$	$

Restricted Cash	3,518,347	-	3,518,347
Mineral properties	31,583,674	523,667	32,107,341
Construction in progress	2,881,336		2,881,336
Capital assets	652,973	-	652,973
Investments	2,654,673	-	2,654,673

	41,291,003	523,667	41,814,670